TAXATION - Income tax recovery (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Expected income tax recovery	$ (831,217)	$ (1,080,139)	$ (288,466)
Share issuance costs	0	0	(298,176)
Impact of difference in tax rates and other	5,098	240,010	(10,670)
Share-based compensation	246,040	129,976	43,910
Deferred income taxes not recognized	580,229	710,308	553,402
Total of income tax expense	$ 150	$ 155	$ 0
Income tax rate	27.00%	27.00%	27.00%
USA
TAXATION
Income tax rate	21.00%	21.00%	21.00%
Nevada
TAXATION
Income tax rate	0.00%	0.00%	0.00%